Fair Value of Financial Assets and Liabilities - Impact of Valuation Sensitivity (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Financial assets:
Financial assets at fair value through profit or loss	¥ 2,376,129	¥ 1,488,239
Financial liabilities:
Financial liabilities designated at fair value through profit or loss	(498,284)	(414,106)
Others	10,523,048	8,522,212
At fair value [member]
Financial assets:
Financial assets at fair value through profit or loss	2,376,129	1,488,239
Investment securities at fair value through other comprehensive income	29,833,445	27,360,031
Financial liabilities:
Financial liabilities designated at fair value through profit or loss	(498,284)	(414,106)
At fair value [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	1,225,315	1,029,481	¥ 919,971
Financial assets at fair value through profit or loss	819,144	735,668
Investment securities at fair value through other comprehensive income	525,869	464,821
Financial liabilities:
Financial liabilities designated at fair value through profit or loss	(125,042)	(185,020)
At fair value [member] | Level 3 [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial assets:
Derivative financial instruments	(125,042)	(185,020)	(291,086)
Financial liabilities:
Financial liabilities designated at fair value through profit or loss	(125,042)	(185,020)
At fair value [member] | Level 3 [member] | Financial liabilities at fair value through profit or loss, category [member] | Recorded in profit and loss [member]
Financial liabilities:
Financial liabilities, Favorable changes	305	1,007
Financial liabilities, Unfavorable changes	315	1,109
At fair value [member] | Level 3 [member] | Others [member]
Financial liabilities:
Others	5,227	7,852
At fair value [member] | Level 3 [member] | Others [member] | Recorded in profit and loss [member]
Financial liabilities:
Financial liabilities, Favorable changes	34	62
Financial liabilities, Unfavorable changes	34	61
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Interest rate derivatives [member]
Financial assets:
Derivative financial instruments	(2,656)	(3,248)
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Interest rate derivatives [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	31
Financial assets, Unfavorable changes	31
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	(923)	(4,567)
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Currency derivatives [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	3	6
Financial assets, Unfavorable changes	3	6
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	3,382	13,825
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Equity derivatives [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	3,393	2,462
Financial assets, Unfavorable changes	3,399	2,467
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	314	150
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Credit derivatives [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	11	17
Financial assets, Unfavorable changes	11	17
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member]
Financial assets:
Derivative financial instruments	819,144	735,668	728,897
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member]
Financial assets:
Derivative financial instruments	739,914	650,467	693,013
Financial assets at fair value through profit or loss	739,914	650,467
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	243	917
Financial assets, Unfavorable changes	2,224	4,533
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member]
Financial assets:
Derivative financial instruments	79,230	85,201	35,884
Financial assets at fair value through profit or loss	79,230	85,201
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	197	362
Financial assets, Unfavorable changes	363	875
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member]
Financial assets:
Derivative financial instruments	525,869	464,821	468,713
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member]
Financial assets:
Derivative financial instruments	525,869	464,821	¥ 468,713
Investment securities at fair value through other comprehensive income	525,869	464,821
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member] | Recorded in equity [member]
Financial assets:
Financial assets, Favorable changes	19,211	15,368
Financial assets, Unfavorable changes	¥ 19,211	¥ 15,368